WESMARK FUNDS

April 5, 2022

Via EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	WesMark Funds Registration Statement on Form N-1A 1933 Act File No. 333-16157 1940 Act File No. 811-07925

Dear Sir or Madam:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933, as amended, is certification that the Prospectus and Statement of Additional Information dated April 1, 2022, filed on behalf of WesMark Funds (the “Registrant”), that would have been filed pursuant to Rule 497(c) with respect to the WesMark Balanced Fund, WesMark Government Bond Fund, WesMark Large Company Fund, WesMark Small Company Fund, WesMark Tactical Opportunity Fund and WesMark West Virginia Municipal Bond Fund, each a series of the Registrant, would not have differed from those filed in Post-Effective Amendment No. 50 which was filed electronically on April 1, 2022.

Sincerely,

/s/ Nicholas Adams
Nicholas Adams Assistant Secretary